Events after the end of the reporting period	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the end of the reporting period

35. Events after the end of the reporting period

On February 11, 2025, the Group’s Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement were amended and restated to, among other things, (i) reset certain financial covenant levels applying to the minimum liquidity financial covenant, (ii) revise certain financial definitions to permit additional adjustments for the purpose of the calculation of certain financial covenants, including in relation to certain costs relating to the discontinuance of certain of the Group’s manufacturing facilities and (iii) provide certain flexibility for disposals of assets relating to the relevant manufacturing facilities.

The amended Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement impose limitations on drawdowns under the Sustainable Revolving Credit Facility Agreement (other than under ancillary facilities, such as overdraft facilities and bank guarantees, which are exempted from these limitations) based on the last four quarters’ consolidated EBITDA of the Group, where, if last four quarters’ consolidated EBITDA of the Group is:

(i)
less than $0, $0 may be drawn; and
(ii)
equal to or greater than $75 million, the full amount of the existing facility may be drawn,

with interim steps in between, and increases requiring improved performance for two consecutive four quarter periods and reductions requiring decreased performance for one four quarter period.

On February 11, 2025, the EIF Facility was amended and restated to, where and to the extent applicable, implement equivalent amendments as those made to the Sustainable Revolving Credit Facility Agreement on February 11, 2025.

On February 18, 2025, the Company completed a ratio change whereby the ratio of its ADSs to ordinary shares was changed from one ADS representing one ordinary share to one ADS representing twenty ordinary shares.